Consolidated Statements Of Equity (Deficit) (USD $) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at at Dec. 31, 2008	$ (740)	$ 2	$ 2,011	$ (2,709)	$ (46)	$ 2
Balance at (in shares) at Dec. 31, 2008		200,200,000
Net loss	(260)			(262)		2
Other comprehensive income (loss)	14				14
Stock-based compensation	7		7
Dividends	(2)					(2)
Balance at at Dec. 31, 2009	(981)	2	2,018	(2,971)	(32)	2
Balance at (in shares) at Dec. 31, 2009		200,200,000
Net loss	(97)			(99)		2
Other comprehensive income (loss)	2				2
Stock-based compensation (in shares)		200,000
Stock-based compensation	6		6
Dividends	(2)					(2)
Balance at at Dec. 31, 2010	(1,072)	2	2,024	(3,070)	(30)	2
Balance at (in shares) at Dec. 31, 2010		200,400,000
Net loss	(439)			(441)		2
Other comprehensive income (loss)	(2)				(2)
Stock-based compensation	7		7
Dividends	(2)					(2)
Balance at at Dec. 31, 2011	$ (1,508)	$ 2	$ 2,031	$ (3,511)	$ (32)	$ 2
Balance at (in shares) at Dec. 31, 2011		200,400,000